Offerings	Aug. 06, 2024 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Amount of Registration Fee	$ 29,520.00
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants, and such indeterminate number of units, as shall have an aggregate initial offering price not to exceed $200,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder. The securities registered include such indeterminate number of shares of common stock and preferred stock as may be issued upon conversion of or exchange for preferred stock that provide for conversion or exchange, upon exercise of warrants or rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Item 16(b) of Form S-3 under the Securities Act. Estimated solely for purposes of determining the registration fee pursuant to Rule 457(o) under the Securities Act.